Provisions, contingent liabilities and other liabilities - Provision for remediation and mine closure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions and contingent liabilities
Changes in estimates, Note 7	$ 41,100
Provision for remediation and mine closure [Member]
Provisions and contingent liabilities
Beginning balance	131,888	$ 156,859	$ 153,313
Accretion expense	4,048	4,322	4,595
Changes in estimates, Note 7	41,130	(32,017)	(3,710)
Additions, Note 7	18,834	2,724	2,661
Final balance	$ 195,900	$ 131,888	$ 156,859